Accrued liabilities - Non-current accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued liabilities
Supplier services agreement	$ 12,964	$ 12,914
Other	551	369
Total non-current accrued liabilities	$ 13,515	$ 13,283